Financial Instruments (Details Narrative)	12 Months Ended
	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2022 CAD ($)
Financial Instruments
Accounts payable and accrued liabilities	$ 947,233	$ 1,199,826	$ 442,422
Allowance for doubtful accounts	$ 264,719	$ 48,744